Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of loss before income taxes

The United States and foreign components of loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	US$	US$	US$
U.S. loss	$(2,783,583)	$(1,741,678)	$(3,843,380)
Foreign loss	(8,657,975)	(4,083,710)	(4,088,153)
Total loss before income taxes	$(11,441,558)	$(5,825,388)	$(7,931,533)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	US$	US$	US$
Current
Federal	$-	$-	$-
State	22,838	16,671	6,775
Foreign	77,664	41,552	26,464
Deferred
Federal	-	-	-
State	-	-	-
Foreign	3,114
Provision for income taxes	$103,616	$58,223	$33,239

Schedule of effective tax rate

The following tables reconcile U.S. statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2025
	$	%
Benefit for income taxes at U.S. federal statutory rate	$2,400,896	21.0%
State and local income taxes, net of federal benefit	800,909	7.0
Tax rate differential outside of U.S.	(1,152,160)	(10.1)
Change in valuation allowance	(1,962,095)	(17.2)
Tax effect of capitalized software development costs deduction	(134,955)	(1.1)
Tax effect of non-deductible expenditure	(92,381)	(0.8)
Tax effect of non-taxable income	36,170	0.3
Total tax provision and effective tax rate	$(103,616)	(0.9)%

	For the Year Ended December 31, 2024
	$	%
Provision for income taxes at U.S. federal statutory rate	$1,222,399	21.0%
State and local income taxes, net of federal benefit	407,777	7.0
Tax rate differential outside of U.S.	(506,156)	(8.6)
Change in valuation allowance	(993,753)	(17.1)
Tax effect of capitalized software development costs deduction	(126,649)	(2.2)
Tax effect of deferred offering costs deduction	(88,049)	(1.5)
Tax effect of non- deductible expenditure	(28,755)	(0.5)
Tax effect of non- taxable income	54,963	0.9
Total tax provision and effective tax rate	$(58,223)	(1.0)%

	For the Year Ended December 31, 2023
	$	%
U.S. federal statutory rate	$1,665,622	21.0%
State and local income taxes, net of federal benefit	555,207	7.0
Tax rate differential outside of U.S.	(392,061)	(4.9)
Change in valuation allowance	(1,627,630)	(20.5)
Tax effect of capitalized software development costs deduction	(16,260)	(0.2)
Tax effect of deferred offering costs deduction	(79,157)	(1.0)
Tax effect of non- deductible expenditure	(140,943)	(1.8)
Tax effect of non- taxable income	1,983	0.0
Total tax provision and effective tax rate	$(33,239)	(0.4)%

Schedule of aggregate deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
Deferred Tax Assets
Net operating loss carryforwards – U.S.	$6,821,392	$5,575,673
Net operating loss carryforwards – Singapore	4,605,688	3,886,272
Net operating loss carryforwards – Other counties	714,248	718,791
Less: valuation allowance	(12,141,328)	(10,180,736)
Deferred tax assets, net	$-	$-

Schedule of supplemental schedule of cash paid for income taxes
	Year Ended December 31,
	2025	2024	2023
Cash paid during the period for income taxes, net of refunds:
Federal	$—	$—	$—
State and local	27,341	13,110	7,022
Foreign	60,452	16,415	26,217
Total cash paid during the period for income taxes	$87,793	$29,525	$33,239